Shareholder Report, Average Annual Return (Details)		4 Months Ended	9 Months Ended	12 Months Ended	19 Months Ended	27 Months Ended		30 Months Ended	36 Months Ended		47 Months Ended	60 Months Ended	74 Months Ended	81 Months Ended	91 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000102880 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust North American Energy Infrastructure Fund
Average Annual Return, Percent				13.67%								17.90%					9.16%
C000105232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Senior Loan Fund
Average Annual Return, Percent				6.65%								6.03%					4.52%
C000121641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Tactical High Yield ETF
Average Annual Return, Percent				7.60%								3.96%					4.37%
C000142755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Enhanced Short Maturity ETF
Average Annual Return, Percent				4.69%								3.05%					2.36%
C000144296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust High Income Strategic Focus ETF
Average Annual Return, Percent				7.00%								4.43%					3.73%
C000144500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Low Duration Opportunities ETF
Average Annual Return, Percent				7.06%								2.68%					2.91%
C000159952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust SSI Strategic Convertible Securities ETF
Average Annual Return, Percent				27.07%								8.42%				10.20%
C000207230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Long Duration Opportunities ETF
Average Annual Return, Percent				7.47%								(2.21%)		1.36%
C000213865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust EIP Power Solutions ETF
Average Annual Return, Percent				16.34%								11.57%	10.74%
C000225182 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
Average Annual Return, Percent				0.39%								9.11%			8.25%
C000229146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Limited Duration Investment Grade Corporate ETF
Average Annual Return, Percent				6.11%							2.89%
C000237940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Vest Rising Dividend Achievers Target Income ETF
Average Annual Return, Percent				14.25%					18.70%
C000238479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Energy Income Partners Strategy ETF
Average Annual Return, Percent				10.94%						13.40%
C000241798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Vest DJIA® Dogs 10 Target Income ETF
Average Annual Return, Percent				9.78%				10.16%
C000243637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Intermediate Government Opportunities ETF
Average Annual Return, Percent				7.36%		6.06%
C000243955 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Intermediate Duration Investment Grade Corporate ETF
Average Annual Return, Percent				7.11%		7.30%
C000243959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Vest SMID Rising Dividend Achievers Target Income ETF
Average Annual Return, Percent				5.18%			11.82%
C000243963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Vest Technology Dividend Target Income ETF
Average Annual Return, Percent				29.85%			28.84%
C000248088 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Vest Dow Jones Internet & Target Income ETF
Average Annual Return, Percent				27.24%	19.86%
C000256813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Vest High Yield & Target Income ETF
Average Annual Return, Percent			5.74%
C000256815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Vest Investment Grade & Target Income ETF
Average Annual Return, Percent			6.62%
C000256817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Vest 20+ Year Treasury & Target Income ETF
Average Annual Return, Percent			5.34%
C000257988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FT Vest Growth Strength & Target Income ETF
Average Annual Return, Percent		5.70%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Average Annual Return, Percent		12.72%		21.45%	19.67%		22.77%	24.84%	24.32%			17.64%	16.49%		15.11%		14.64%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.58%	6.16%		5.52%					(0.10%)	(0.24%)		1.94%			1.90%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent				20.81%			22.03%					16.74%					14.08%
Bloomberg US Aggregate Bond C000159952 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent																1.93%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Average Annual Return, Percent				22.02%						22.51%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Blended Benchmark
Average Annual Return, Percent	[1]			12.60%								20.80%					10.31%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar® LSTA® US Leveraged Loan Index
Average Annual Return, Percent				6.32%								6.97%					5.52%
ICE BofA US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA US High Yield Constrained Index
Average Annual Return, Percent				8.03%								5.48%					5.80%
ICE BofA 0 1 Year U S Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return, Percent				4.41%								2.90%					2.14%
Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Blended Index
Average Annual Return, Percent	[2]			6.73%								1.47%					3.10%
ICE BofA 1 5 Year US Treasury And Agency Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 1-5 Year US Treasury & Agency Index
Average Annual Return, Percent				5.28%								1.23%					1.72%
ICE BofA US Convertible Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA US Convertible Index
Average Annual Return, Percent				22.32%								9.32%				10.93%
ICE BofA 5 Plus Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 5+ Year US Treasury Index
Average Annual Return, Percent				4.96%								(3.79%)		0.48%
PHLX Utility Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				PHLX Utility Sector Index
Average Annual Return, Percent				12.57%								9.82%	9.15%
Cboe S And P 500 Dividend Aristocrats Target Income Index Monthly Series [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series
Average Annual Return, Percent				0.72%								9.84%			9.00%
S And P 500 Dividend Aristocrats Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Dividend Aristocrats Index
Average Annual Return, Percent				0.65%								10.18%			9.44%
Bloomberg US Corporate Bond 1 5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Corporate Bond 1-5 Year Index
Average Annual Return, Percent				6.38%							2.75%
Nasdaq US Rising Dividend AchieversTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq US Rising Dividend AchieversTM Index
Average Annual Return, Percent				16.20%					20.97%
S And P Global 1200 Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Global 1200 Energy Index
Average Annual Return, Percent				7.83%						6.45%
Dow Jones Industrial Average C000241798 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average®
Average Annual Return, Percent				15.84%				17.42%
ICE US Treasury Agency And MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE US Treasury, Agency & MBS Index
Average Annual Return, Percent				5.82%		4.89%
Bloomberg US Credit Corp 5 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Credit Corp 5-10 Year Index
Average Annual Return, Percent				8.20%		7.95%
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index
Average Annual Return, Percent				5.79%			12.77%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
Average Annual Return, Percent				14.41%			13.48%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq-100 Index®
Average Annual Return, Percent				30.95%			28.32%
Nasdaq Technology DividendTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Technology DividendTM Index
Average Annual Return, Percent				31.95%			31.22%
Dow Jones Internet Composite IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Internet Composite IndexSM
Average Annual Return, Percent				29.96%	22.55%
iBoxx Liquid High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				iBoxx® Liquid High Yield Index
Average Annual Return, Percent			6.15%
iBoxx Liquid Investment [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				iBoxx® Liquid Investment
Average Annual Return, Percent			7.55%
ICE U S Treasury 20 Plus Years Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE U.S. Treasury 20+ Years Bond Index
Average Annual Return, Percent			6.61%
The Growth StrengthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				The Growth StrengthTM Index
Average Annual Return, Percent		6.82%

[1]	The Blended Benchmark consists of the following two indices: 50% of the PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization weighted composite of the 27 most prominent energy Master Limited Partnerships (MLPs).
[2]	The Blended Index is comprised of the Bloomberg US Aggregate Bond Index (70%) and the ICE BofA U.S. High Yield Constrained Index (30%).